Consolidated Statements of Operations (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from related parties	$ 885,767,000	$ 1,113,456,000	$ 1,203,181,000
Ship operating expenses, related party amount	251,950,000	225,971,000	208,894,000
Charter hire expense, related party amount	42,225,000	57,406,000	89,559,000
Interest expense, related party amount	103,664,000	56,248,000	39,909,000
Related Party
Ship operating expenses, related party amount	3,184,000	4,916,000	9,313,000
Charter hire expense, related party amount	31,484,000	37,328,000	60,885,000
Interest expense, related party amount	0	0	3,395,000
Time charter revenues
Revenue from related parties	434,827,000	593,795,000	603,959,000
Time charter revenues | Related Party
Revenue from related parties	706,000	2,033,000	13,281,000
Voyage charter revenues
Revenue from related parties	446,666,000	518,398,000	597,812,000
Voyage charter revenues | Related Party
Revenue from related parties	$ 3,234,000	$ 0	$ 0